STOCKHOLDERS' EQUITY (Details) - Information related employee stock options (USD $)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 22,052,736
Options Outstanding, Number of Options	22,365,236	11,363,138
Options Exercisable, Weighted Average Remaining Life	3 years 328 days
Options Exercisable, Number of Options	16,047,474
Exercise Price Range $0.00- $0.10 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 0.00
Exercise Price Range $0.00- $0.10 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 0.10	$ 4.6
Exercise Price Range $0.00- $0.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 7,879,043
Options Outstanding, Number of Options	8,254,043	6,941,543
Options Exercisable, Weighted Average Remaining Life	4 years 109 days
Options Exercisable, Number of Options	7,342,585
Exercise Price Range $0.11- $0.25 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 0.11
Exercise Price Range $0.11- $0.25 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 0.25	$ 3.7
Exercise Price Range $0.11- $0.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 12,903,693
Options Outstanding, Number of Options	12,841,193	3,374,928
Options Exercisable, Weighted Average Remaining Life	3 years 6 months
Options Exercisable, Number of Options	7,658,222
Exercise Price Range $0.26- $0.50 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 0.26
Exercise Price Range $0.26- $0.50 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 0.50	$ 7.4
Exercise Price Range $0.26- $0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 750,000
Options Outstanding, Number of Options	750,000	750,000
Options Exercisable, Weighted Average Remaining Life	5 years
Options Exercisable, Number of Options	750,000
Exercise Price Range $0.51- $0.91 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 0.51
Exercise Price Range $0.51- $0.91 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)	$ 0.90	$ 5.2
Exercise Price Range $0.51- $0.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 520,000
Options Outstanding, Number of Options	520,000	296,667
Options Exercisable, Weighted Average Remaining Life	5 years
Options Exercisable, Number of Options	296,667
Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price (in Dollars per share)		$ 4.1